Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
5 .	Inventories
Inventories consist of the following:

	As of December 31,
	2020	2021
Raw materials	195,939	429,208
Finished goods	26,963	304,801
Work in process	2,620	78,354

Total	225,522	812,363

During the years ended December 31, 2019, 2020 and 2021, the Company recorded write-down of RMB526,473, RMB44,916 and RMB50,714 for the obsolete inventories in cost of revenues, respectively.

For the years ended December 31, 2019, 2020 and 2021, at the beginning of lease period, the inventories reclassified to operating lease assets were RMB99,523, RMB135,276 and 15,169, respectively. At the end of lease period, the operating lease assets with net book value of RMB79,065, RMB115,887 and
R
MB
12,051 were reclassified to inventories. Depreciation expense of operating lease assets of RMB20,458, RMB19,389 and

RMB
3,118
was recorded in the cost of revenues for the year ended December 31, 2019, 2020 and 2021. The Company ceased the asset lease business in 2021 as a result of the restriction of mining activities in the PRC.